Reinsurance - Retention limits by period of policy issuance (Details) - USD ($)	1 Months Ended	33 Months Ended	45 Months Ended	48 Months Ended	106 Months Ended
	Aug. 31, 1998	Dec. 31, 2017	Mar. 31, 2011	Mar. 31, 2015	Jun. 30, 2007
Reinsurance
Reinsurance retention policy, amount retained	$ 1,000,000		$ 5,000,000		$ 2,000,000
Retention level for contracts issued to individuals age 70 and over			3,000,000
Retention level for certain large contracts meeting specific criteria			$ 10,000,000		$ 5,000,000
Single life
Reinsurance
Reinsurance retention policy, amount retained		$ 2,000,000		$ 5,000,000
Retention level for contracts issued to individuals age 70 and over				3,000,000
Retention level for certain large contracts meeting specific criteria				10,000,000
Joint life
Reinsurance
Reinsurance retention policy, amount retained				8,000,000
Retention level for certain large contracts meeting specific criteria				$ 10,000,000